Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	SOS LIMITED
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	The Company is furnishing this Form 6-K/A (the “Amendment”) to amend its six-month interim financial statements and incorporate such financial statements into the Company’s registration statements referenced below. This Amendment is to correct two inadvertent clerical errors in the revenue and balance of intangible assets as of June 30, 2023 found in the Form 6-K (the “Original Filing”) filed on September 28, 2023 (the “Original Filing Date”). Except for the changes expressly described above, this Amendment continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Original Filing to give effect to any subsequent events.This Form 6-K, as amended, is hereby incorporated by reference into the registration statement of the Company on Form S-8 (Registration Number 333-262636), to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Entity Central Index Key	0001346610
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-38051